UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS Growth & Income Fund

	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 10.7%
Auto Components 0.8%
Autoliv, Inc.	176,600	8,233,092
Cooper Tire & Rubber Co.	216,000	1,693,440
Johnson Controls, Inc.	169,500	4,861,260
Lear Corp.* (a)	619,500	8,784,510
TRW Automotive Holdings Corp.*	44,800	827,456

		24,399,758
Hotels Restaurants & Leisure 1.8%
McDonald's Corp.	273,340	15,367,175
Yum! Brands, Inc.	1,164,400	40,858,796

		56,225,971

Household Durables 0.3%
Leggett & Platt, Inc. (a)	336,800	5,648,136
NVR, Inc.* (a)	8,600	4,300,688

		9,948,824
Leisure Equipment & Products 0.2%
Hasbro, Inc.	147,700	5,275,844
Media 3.7%
Comcast Corp. "A"	1,935,800	36,722,126
DISH Network Corp. "A"* (a)	413,400	12,104,352
Liberty Global, Inc. "A"* (a)	248,900	7,822,927
Omnicom Group, Inc.	28,000	1,256,640
Scholastic Corp.*	90,800	2,602,328
The DIRECTV Group, Inc.*	1,823,300	47,241,703
Walt Disney Co.	242,100	7,553,520

		115,303,596
Multiline Retail 0.2%
Big Lots, Inc.* (a)	135,800	4,242,392
Dollar Tree, Inc.*	31,200	1,019,928

		5,262,320
Specialty Retail 3.4%
AutoZone, Inc.*	128,400	15,537,684
Best Buy Co., Inc. (a)	931,100	36,871,560
RadioShack Corp. (a)	1,410,100	17,301,927
Rent-A-Center, Inc.*	80,400	1,653,828
The Gap, Inc.	631,500	10,527,105
TJX Companies, Inc.	740,900	23,316,123

		105,208,227
Textiles, Apparel & Luxury Goods 0.3%
Fossil, Inc.* (a)	242,700	7,055,289
Hanesbrands, Inc.*	41,900	1,137,166
Quiksilver, Inc.*	143,800	1,412,116
Wolverine World Wide, Inc.	28,800	768,096

		10,372,667
Consumer Staples 6.6%
Beverages 1.9%
Coca-Cola Enterprises, Inc.	199,500	3,451,350
Pepsi Bottling Group, Inc.	424,100	11,840,872
PepsiCo, Inc.	696,400	44,284,076

		59,576,298
Food & Staples Retailing 0.8%
Kroger Co.	840,100	24,253,687
Food Products 0.4%
Chiquita Brands International, Inc.* (a)	312,300	4,737,591
Darling International, Inc.*	116,800	1,929,536
Fresh Del Monte Produce, Inc.* (a)	264,700	6,238,979

		12,906,106
Household Products 1.7%
Colgate-Palmolive Co.	779,100	53,835,810
Personal Products 0.2%
Herbalife Ltd.	117,900	4,568,625
Tobacco 1.6%
Altria Group, Inc.	1,064,940	21,895,166

Lorillard, Inc.*	82,400	5,698,784
Philip Morris International, Inc.*	462,500	22,842,875

		50,436,825
Energy 13.8%
Energy Equipment & Services 0.2%
Transocean, Inc.*	33,950	5,173,640
Oil, Gas & Consumable Fuels 13.6%
Apache Corp.	428,300	59,533,700
Chevron Corp.	860,700	85,321,191
ConocoPhillips	819,100	77,314,849
ExxonMobil Corp.	285,578	25,167,989
Frontline Ltd. (a)	116,100	8,101,458
Hess Corp.	192,600	24,304,194
Marathon Oil Corp.	651,700	33,803,679
Mariner Energy, Inc.*	73,700	2,724,689
Murphy Oil Corp.	40,100	3,931,805
Noble Energy, Inc.	147,200	14,802,432
Occidental Petroleum Corp.	661,400	59,433,404
Sunoco, Inc. (a)	590,100	24,011,169
W&T Offshore, Inc.	30,000	1,755,300

		420,205,859
Financials 11.9%
Capital Markets 3.6%
Bank of New York Mellon Corp.	1,529,600	57,864,768
Investment Technology Group, Inc.*	63,700	2,131,402
Morgan Stanley (a)	238,680	8,609,188
Northern Trust Corp.	122,700	8,413,539
State Street Corp.	358,300	22,927,617
The Goldman Sachs Group, Inc.	74,470	13,024,803

		112,971,317
Commercial Banks 1.6%
Banco Santander SA (ADR) (a)	101,600	1,848,104
Barclays PLC (ADR) (a)	110,300	2,553,445
Lloyds TSB Group PLC (ADR) (a)	49,600	1,223,632
PNC Financial Services Group, Inc.	243,100	13,881,010
Susquehanna Bancshares, Inc.	55,100	754,319
Wells Fargo & Co.	1,218,600	28,941,750

		49,202,260
Consumer Finance 0.1%
Cash America International, Inc.	89,900	2,786,900
Diversified Financial Services 2.0%
Interactive Brokers Group, Inc. "A"*	33,700	1,082,781
JPMorgan Chase & Co.	1,301,600	44,657,896
Leucadia National Corp.	75,000	3,520,500
NYSE Euronext	114,100	5,780,306
The Nasdaq OMX Group, Inc.*	271,600	7,210,980

		62,252,463
Insurance 4.2%
ACE Ltd.	711,600	39,202,044
Aflac, Inc.	61,500	3,862,200
Allied World Assurance Co. Holdings Ltd.	45,900	1,818,558
Berkshire Hathaway, Inc. "B"* (a)	2,400	9,628,800

China Life Insurance Co., Ltd. "H" (ADR) (a)	26,200	1,367,116
Endurance Specialty Holdings Ltd.	34,400	1,059,176
Hartford Financial Services Group, Inc.	27,800	1,795,046
Manulife Financial Corp.	41,300	1,433,523
MetLife, Inc. (a)	890,260	46,979,020
PartnerRe Ltd.	108,800	7,521,344
The Travelers Companies, Inc.	380,300	16,505,020

		131,171,847
Real Estate Investment Trusts 0.4%
Boston Properties, Inc. (REIT)	34,200	3,085,524
ProLogis (REIT) (a)	90,100	4,896,935
Simon Property Group, Inc. (REIT)	33,700	3,029,293

		11,011,752
Health Care 14.1%
Biotechnology 2.3%
Gilead Sciences, Inc.*	1,082,700	57,328,965
OSI Pharmaceuticals, Inc.* (a)	315,900	13,052,988

		70,381,953
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	244,400	15,626,936
Intuitive Surgical, Inc.* (a)	98,700	26,589,780
Kinetic Concepts, Inc.* (a)	149,900	5,982,509
St. Jude Medical, Inc.*	228,500	9,341,080

		57,540,305
Health Care Providers & Services 4.4%
Aetna, Inc.	1,124,100	45,559,773
Express Scripts, Inc.* (a)	299,000	18,753,280
Health Management Associates, Inc. "A"* (a)	578,100	3,763,431
Humana, Inc.*	627,700	24,963,629
Kindred Healthcare, Inc.*	84,500	2,430,220
LifePoint Hospitals, Inc.*	32,700	925,410
Medco Health Solutions, Inc.* (a)	755,900	35,678,480
Owens & Minor, Inc.	76,800	3,508,992

		135,583,215
Life Sciences Tools & Services 0.5%
Invitrogen Corp.*	395,000	15,507,700
Pharmaceuticals 5.1%
Bristol-Myers Squibb Co.	1,994,000	40,936,820
Eli Lilly & Co.	698,400	32,238,144
Johnson & Johnson	99,200	6,382,528
Merck & Co., Inc.	527,000	19,862,630
Perrigo Co.	24,000	762,480
Pfizer, Inc.	490,400	8,567,288
Schering-Plough Corp.	1,528,400	30,094,196
Sepracor, Inc.*	905,200	18,031,584
Watson Pharmaceuticals, Inc.*	18,100	491,777

		157,367,447
Industrials 14.6%
Aerospace & Defense 6.2%
Boeing Co.	834,630	54,851,884
Bombardier, Inc. "B"* (a)	548,500	3,985,863
General Dynamics Corp.	208,500	17,555,700

Goodrich Corp.	208,200	9,881,172
Honeywell International, Inc.	873,820	43,935,670
Lockheed Martin Corp.	410,000	40,450,600
Northrop Grumman Corp.	150,600	10,075,140
Teledyne Technologies, Inc.*	21,000	1,024,590
United Technologies Corp.	175,700	10,840,690

		192,601,309
Building Products 0.1%
Armstrong World Industries, Inc.	54,500	1,592,490
Commercial Services & Supplies 0.8%
Allied Waste Industries, Inc.*	475,200	5,997,024
IKON Office Solutions, Inc.	82,500	930,600
Manpower, Inc.	85,800	4,996,992
The Brink's Co.	154,000	10,074,680
United Stationers, Inc.*	38,700	1,429,965

		23,429,261
Construction & Engineering 1.3%
EMCOR Group, Inc.*	241,300	6,884,289
Fluor Corp.	79,400	14,774,752
Perini Corp.* (a)	267,300	8,834,265
Shaw Group, Inc.*	138,000	8,527,020

		39,020,326
Electrical Equipment 0.4%
GrafTech International Ltd.*	509,000	13,656,470
Industrial Conglomerates 0.8%
General Electric Co.	312,970	8,353,169
Walter Industries, Inc.	161,200	17,533,724

		25,886,893
Machinery 3.0%
AGCO Corp.*	610,200	31,980,582
Caterpillar, Inc.	653,800	48,263,516
Flowserve Corp.	16,600	2,269,220
Parker Hannifin Corp.	149,800	10,683,736

		93,197,054
Marine 0.2%
Kirby Corp.* (a)	149,300	7,166,400
Road & Rail 1.8%
Burlington Northern Santa Fe Corp.	76,800	7,671,552
Norfolk Southern Corp.	66,000	4,136,220
Ryder System, Inc.	615,800	42,416,304

		54,224,076
Information Technology 16.0%
Communications Equipment 0.2%
Cisco Systems, Inc.*	282,400	6,568,624
Computers & Peripherals 6.3%
Apple, Inc.*	282,600	47,318,544
Hewlett-Packard Co.	1,150,900	50,881,289
International Business Machines Corp.	300,630	35,633,674
Lexmark International, Inc. "A"* (a)	569,300	19,031,699
QLogic Corp.*	223,200	3,256,488
Sun Microsystems, Inc.* (a)	805,000	8,758,400

Western Digital Corp.* (a)	873,100	30,148,143

		195,028,237
Electronic Equipment & Instruments 0.6%
Avnet, Inc.*	401,700	10,958,376
Dolby Laboratories, Inc. "A"*	196,400	7,914,920
Tyco Electronics Ltd.	26,500	949,230

		19,822,526
Internet Software & Services 1.4%
eBay, Inc.*	502,200	13,725,126
Google, Inc. "A"*	55,540	29,237,367

		42,962,493
IT Services 2.4%
Accenture Ltd. "A"	423,300	17,236,776
Computer Sciences Corp.*	433,700	20,314,508
MasterCard, Inc. "A" (a)	133,500	35,446,920

		72,998,204
Semiconductors & Semiconductor Equipment 1.8%
Amkor Technology, Inc.* (a)	1,049,400	10,924,254
Analog Devices, Inc.	245,200	7,790,004
Skyworks Solutions, Inc.* (a)	145,900	1,440,033
Texas Instruments, Inc.	1,236,900	34,831,104

		54,985,395
Software 3.3%
Microsoft Corp.	3,548,440	97,617,584
Symantec Corp.*	241,020	4,663,737

		102,281,321
Materials 4.7%
Chemicals 3.1%
Celanese Corp. "A"	381,700	17,428,422
CF Industries Holdings, Inc.	200,600	30,651,680
Monsanto Co.	128,500	16,247,540
Terra Industries, Inc. (a)	671,700	33,148,395

		97,476,037
Containers & Packaging 0.9%
Owens-Illinois, Inc.*	666,200	27,773,878
Metals & Mining 0.7%
Southern Copper Corp. (a)	44,700	4,766,361
United States Steel Corp.	88,300	16,316,074

		21,082,435
Telecommunication Services 4.7%
Diversified Telecommunication Services 4.6%
AT&T, Inc.	1,230,180	41,444,764
Embarq Corp.	707,300	33,434,071
Telus Corp.	47,000	1,975,964
Verizon Communications, Inc.	1,827,600	64,697,040

		141,551,839
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	56,100	2,651,847
Utilities 1.7%
Electric Utilities 0.3%
Edison International	98,200	5,045,516

Southern Co.	86,300	3,013,596

		8,059,112
Gas Utilities 0.2%
ONEOK, Inc.	136,600	6,670,178
Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group, Inc.	208,700	17,134,270
Multi-Utilities 0.7%
Ameren Corp.	24,600	1,038,858
Dominion Resources, Inc.	43,900	2,084,811
Sempra Energy	311,000	17,555,950

		20,679,619

Total Common Stocks (Cost $3,130,286,420)		3,057,231,510
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 1.08% **, 7/17/2008 (b) (Cost $7,553,373)	7,557,000	7,552,254
	Shares	Value ($)

Securities Lending Collateral 10.5%
Daily Assets Fund Institutional, 2.74% (c) (d) (Cost $323,955,021)	323,955,021	323,955,021
Cash Equivalents 1.5%
Cash Management QP Trust, 2.49% (c) (Cost $46,450,180)	46,450,180	46,450,180
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,508,244,994) †	111.1	3,435,188,965
Other Assets and Liabilities, Net	(11.1)	(341,844,652)

Net Assets	100.0	3,093,344,313

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $3,550,940,658. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $115,751,693. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $197,978,958 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $313,730,651.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2008 amounted to $313,553,798 which is 10.1% of net assets.
(b)		At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At June 30, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 Index	9/18/2008	161	54,728,440	51,564,275	(3,164,165)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008